Supplemental Financial Information (Condensed Consolidating Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2013	Jun. 07, 2013	Apr. 29, 2013	Apr. 28, 2013	Feb. 08, 2013	Apr. 30, 2012	Apr. 29, 2012	Apr. 27, 2011	Apr. 28, 2010
Short-term Debt	$ 143,689			$ 1,137,181			$ 46,460
Cash and Cash Equivalents, at Carrying Value	2,458,992	2,069,967	2,476,699	2,476,699	0	1,330,441	1,330,441	724,311	483,253
Accounts Receivable, Net, Current	1,099,655			872,864			815,600
Other receivables (net of allowances: $98, $360 and $607)	244,528			200,988			177,910
Accounts Receivable, Related Parties, Current	0			0			0
Inventory, Finished Goods and Work in Process, Net of Reserves	1,138,373			1,076,779			1,082,317
Inventory, Raw Materials, Gross	297,023			255,918			247,034
Total inventories	1,435,396			1,332,697			1,329,351
Prepaid Expense, Current	145,096			160,658			174,795
Due from Affiliate, Current	0			0			0
Other Assets, Current	60,458			91,656			54,139
Total current assets	5,444,125			5,135,562			3,882,236
Property, Plant and Equipment, Gross	2,829,491			5,359,089			5,266,561
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	165,999			2,900,288			2,782,423
Total property, plant and equipment, net	2,663,492			2,458,801			2,484,138
Goodwill on acquisition	15,070,062			3,079,250			3,185,527
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0			0			0
Trademarks Net	12,130,873			1,037,283			1,090,892
Other Intangibles Net	2,358,781			378,187			407,802
Due from Affiliate, Noncurrent	0			0			0
Other Assets, Noncurrent	1,305,015			849,924			932,698
Total other non-current assets	30,864,731			5,344,644			5,616,919
Total assets	38,972,348			12,939,007			11,983,293
Due to Affiliate, Current	0			0			0
Portion of long-term debt due within one year	107,765			1,023,212			200,248
Accounts Payable, Trade, Current	1,192,074			1,310,009			1,202,398
Accounts Payable, Related Parties, Current	0			0			0
Accounts Payable, Other, Current	148,193			182,828			146,414
Accrued Marketing Costs, Current	370,329			313,930			303,132
Other Liabilities, Current	760,621			705,482			647,769
Taxes Payable, Current	202,188			114,230			101,540
Total current liabilities	2,924,859			4,786,872			2,647,961
Long-term debt	14,617,646			3,848,339			4,779,981
Due to Affiliate, Noncurrent	0			0			0
Deferred Tax Liabilities, Net, Noncurrent	4,160,903			678,565			817,928
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	196,372			240,319			231,452
Other Liabilities, Noncurrent	529,425			506,562			581,390
Total long-term debt and other non-current liabilities	19,504,346			5,273,785			6,410,751
Redeemable noncontrolling interest	29,885			29,529			113,759
Sum of capital stock, additional capital and retained earnings	16,297,416			2,801,531			2,758,589
Stockholders' Equity Attributable to Noncontrolling Interest	215,842			47,290			52,233
Total equity	16,513,258			2,848,821			2,810,822
Total liabilities and equity	38,972,348			12,939,007			11,983,293
Parent [Member]
Short-term Debt	0
Cash and Cash Equivalents, at Carrying Value	0				0
Accounts Receivable, Net, Current	0
Other receivables (net of allowances: $98, $360 and $607)	0
Accounts Receivable, Related Parties, Current	0
Inventory, Finished Goods and Work in Process, Net of Reserves	0
Inventory, Raw Materials, Gross	0
Total inventories	0
Prepaid Expense, Current	0
Due from Affiliate, Current	0
Other Assets, Current	0
Total current assets	0
Property, Plant and Equipment, Gross	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0
Total property, plant and equipment, net	0
Goodwill on acquisition	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	16,297,416
Trademarks Net	0
Other Intangibles Net	0
Due from Affiliate, Noncurrent	0
Other Assets, Noncurrent	0
Total other non-current assets	16,297,416
Total assets	16,297,416
Due to Affiliate, Current	0
Portion of long-term debt due within one year	0
Accounts Payable, Trade, Current	0
Accounts Payable, Related Parties, Current	0
Accounts Payable, Other, Current	0
Accrued Marketing Costs, Current	0
Other Liabilities, Current	0
Taxes Payable, Current	0
Total current liabilities	0
Long-term debt	0
Due to Affiliate, Noncurrent	0
Deferred Tax Liabilities, Net, Noncurrent	0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	0
Other Liabilities, Noncurrent	0
Total long-term debt and other non-current liabilities	0
Redeemable noncontrolling interest	0
Sum of capital stock, additional capital and retained earnings	16,297,416
Stockholders' Equity Attributable to Noncontrolling Interest	0
Total equity	16,297,416
Total liabilities and equity	16,297,416
Subsidiary Issuer [Member]
Short-term Debt	0			1,100,000			0
Cash and Cash Equivalents, at Carrying Value	48,396	4	5	5	0	39	39	46	37
Accounts Receivable, Net, Current	0			0			0
Other receivables (net of allowances: $98, $360 and $607)	39,816			56,262			37,331
Accounts Receivable, Related Parties, Current	83,618			44,249			60,590
Inventory, Finished Goods and Work in Process, Net of Reserves	0			0			0
Inventory, Raw Materials, Gross	0			0			0
Total inventories	0			0			0
Prepaid Expense, Current	12,784			13,534			13,973
Due from Affiliate, Current	1,807,502			669,413			173,492
Other Assets, Current	0			11,157			8,170
Total current assets	1,992,116			794,620			293,595
Property, Plant and Equipment, Gross	238,618			352,619			299,031
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	15,064			99,092			71,156
Total property, plant and equipment, net	223,554			253,527			227,875
Goodwill on acquisition	0			0			0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	26,033,700			7,504,334			6,897,973
Trademarks Net	4,659,800			90,438			92,125
Other Intangibles Net	804,370			25,781			25,962
Due from Affiliate, Noncurrent	0			0			0
Other Assets, Noncurrent	687,059			53,563			43,675
Total other non-current assets	32,184,929			7,674,116			7,059,735
Total assets	34,400,599			8,722,263			7,581,205
Due to Affiliate, Current	9,589			9,589			9,590
Portion of long-term debt due within one year	95,000			663,967			186,869
Accounts Payable, Trade, Current	13,389			14,628			6,018
Accounts Payable, Related Parties, Current	49,265			42,076			25,937
Accounts Payable, Other, Current	16,349			39,300			11,235
Accrued Marketing Costs, Current	0			0			0
Other Liabilities, Current	217,074			180,725			142,008
Taxes Payable, Current	192,282			36,064			22,762
Total current liabilities	592,948			2,086,349			404,419
Long-term debt	12,568,819			1,447,902			1,997,767
Due to Affiliate, Noncurrent	2,000,000			2,000,000			2,000,000
Deferred Tax Liabilities, Net, Noncurrent	2,569,192			147,604			144,631
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	0			13,544			58,627
Other Liabilities, Noncurrent	372,224			225,333			217,172
Total long-term debt and other non-current liabilities	17,510,235			3,834,383			4,418,197
Redeemable noncontrolling interest	0			0			0
Sum of capital stock, additional capital and retained earnings	16,297,416			2,801,531			2,758,589
Stockholders' Equity Attributable to Noncontrolling Interest	0			0			0
Total equity	16,297,416			2,801,531			2,758,589
Total liabilities and equity	34,400,599			8,722,263			7,581,205
Guarantor Subsidiaries [Member]
Short-term Debt	0			0			0
Cash and Cash Equivalents, at Carrying Value	943,741	407,067	137,604	137,604	0	145,751	145,751	64,441	3,020
Accounts Receivable, Net, Current	0			0			0
Other receivables (net of allowances: $98, $360 and $607)	15,406			12,536			20,160
Accounts Receivable, Related Parties, Current	21,752			20,291			16,413
Inventory, Finished Goods and Work in Process, Net of Reserves	452,230			355,022			360,748
Inventory, Raw Materials, Gross	101,332			74,397			73,366
Total inventories	553,562			429,419			434,114
Prepaid Expense, Current	25,560			45,218			49,750
Due from Affiliate, Current	32,777			30,854			26,316
Other Assets, Current	50,720			17,144			8,016
Total current assets	1,643,518			693,066			700,520
Property, Plant and Equipment, Gross	804,277			1,477,579			1,517,923
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	54,016			897,030			890,045
Total property, plant and equipment, net	750,261			580,549			627,878
Goodwill on acquisition	8,554,726			1,219,644			1,220,543
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	15,500,336			8,376,351			8,042,894
Trademarks Net	624,300			126,096			128,426
Other Intangibles Net	666,472			87,140			96,726
Due from Affiliate, Noncurrent	3,305,383			2,525,858			2,232,052
Other Assets, Noncurrent	107,682			201,018			235,637
Total other non-current assets	28,758,899			12,536,107			11,956,278
Total assets	31,152,678			13,809,722			13,284,676
Due to Affiliate, Current	2,408,903			843,810			1,128,178
Portion of long-term debt due within one year	430			351,133			1,946
Accounts Payable, Trade, Current	326,636			390,160			358,430
Accounts Payable, Related Parties, Current	60,488			25,538			38,261
Accounts Payable, Other, Current	2,569			19,934			20,736
Accrued Marketing Costs, Current	80,892			59,404			64,218
Other Liabilities, Current	157,824			139,404			127,075
Taxes Payable, Current	2,120			2,386			2,612
Total current liabilities	3,039,862			1,831,769			1,741,456
Long-term debt	1,772,244			2,159,880			2,527,429
Due to Affiliate, Noncurrent	202,766			636,900			342,462
Deferred Tax Liabilities, Net, Noncurrent	171,737			316,390			345,776
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	169,664			161,416			103,982
Other Liabilities, Noncurrent	35,989			61,340			113,868
Total long-term debt and other non-current liabilities	2,352,400			3,335,926			3,433,517
Redeemable noncontrolling interest	0			0			0
Sum of capital stock, additional capital and retained earnings	25,760,416			8,642,027			8,109,703
Stockholders' Equity Attributable to Noncontrolling Interest	0			0			0
Total equity	25,760,416			8,642,027			8,109,703
Total liabilities and equity	31,152,678			13,809,722			13,284,676
Non-Guarantor Subsidiaries [Member]
Short-term Debt	143,689			37,181			46,460
Cash and Cash Equivalents, at Carrying Value	1,466,855	1,662,896	2,339,090	2,339,090	0	1,184,651	1,184,651	659,824	480,196
Accounts Receivable, Net, Current	1,099,655			872,864			815,600
Other receivables (net of allowances: $98, $360 and $607)	189,306			132,190			120,419
Accounts Receivable, Related Parties, Current	60,974			46,945			30,149
Inventory, Finished Goods and Work in Process, Net of Reserves	686,143			721,757			721,569
Inventory, Raw Materials, Gross	195,691			181,521			173,668
Total inventories	881,834			903,278			895,237
Prepaid Expense, Current	127,870			101,906			111,072
Due from Affiliate, Current	602,059			2,325,431			2,317,681
Other Assets, Current	51,239			71,032			45,628
Total current assets	4,479,792			6,792,736			5,520,437
Property, Plant and Equipment, Gross	1,786,596			3,528,891			3,449,607
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	96,919			1,904,166			1,821,222
Total property, plant and equipment, net	1,689,677			1,624,725			1,628,385
Goodwill on acquisition	6,515,336			1,859,606			1,964,984
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0			0			0
Trademarks Net	6,846,773			820,749			870,341
Other Intangibles Net	887,939			265,266			285,114
Due from Affiliate, Noncurrent	202,767			190,110			199,852
Other Assets, Noncurrent	538,070			595,343			653,386
Total other non-current assets	14,990,885			3,731,074			3,973,677
Total assets	21,160,354			12,148,535			11,122,499
Due to Affiliate, Current	23,846			2,172,299			1,379,721
Portion of long-term debt due within one year	12,335			8,112			11,433
Accounts Payable, Trade, Current	852,049			905,221			837,950
Accounts Payable, Related Parties, Current	56,594			43,871			42,954
Accounts Payable, Other, Current	129,275			123,594			114,443
Accrued Marketing Costs, Current	289,437			254,526			238,914
Other Liabilities, Current	406,841			385,353			378,686
Taxes Payable, Current	49,287			83,457			83,841
Total current liabilities	1,963,353			4,013,614			3,134,402
Long-term debt	276,583			240,557			254,785
Due to Affiliate, Noncurrent	1,554,630			367,824			708,977
Deferred Tax Liabilities, Net, Noncurrent	1,419,974			214,571			327,521
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	54,504			65,359			68,843
Other Liabilities, Noncurrent	121,212			219,889			250,350
Total long-term debt and other non-current liabilities	3,426,903			1,108,200			1,610,476
Redeemable noncontrolling interest	29,885			29,529			113,759
Sum of capital stock, additional capital and retained earnings	15,524,371			6,949,902			6,211,629
Stockholders' Equity Attributable to Noncontrolling Interest	215,842			47,290			52,233
Total equity	15,740,213			6,997,192			6,263,862
Total liabilities and equity	21,160,354			12,148,535			11,122,499
Consolidation, Eliminations [Member]
Short-term Debt	0			0			0
Cash and Cash Equivalents, at Carrying Value	0	0	0	0	0	0	0	0	0
Accounts Receivable, Net, Current	0			0			0
Other receivables (net of allowances: $98, $360 and $607)	0			0			0
Accounts Receivable, Related Parties, Current	(166,344)			(111,485)			(107,152)
Inventory, Finished Goods and Work in Process, Net of Reserves	0			0			0
Inventory, Raw Materials, Gross	0			0			0
Total inventories	0			0			0
Prepaid Expense, Current	(21,118)			0			0
Due from Affiliate, Current	(2,442,338)			(3,025,698)			(2,517,489)
Other Assets, Current	(41,501)			(7,677)			(7,675)
Total current assets	(2,671,301)			(3,144,860)			(2,632,316)
Property, Plant and Equipment, Gross	0			0			0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0			0			0
Total property, plant and equipment, net	0			0			0
Goodwill on acquisition	0			0			0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(57,831,452)			(15,880,685)			(14,940,867)
Trademarks Net	0			0			0
Other Intangibles Net	0			0			0
Due from Affiliate, Noncurrent	(3,508,150)			(2,715,968)			(2,431,904)
Other Assets, Noncurrent	(27,796)			0			0
Total other non-current assets	(61,367,398)			(18,596,653)			(17,372,771)
Total assets	(64,038,699)			(21,741,513)			(20,005,087)
Due to Affiliate, Current	(2,442,338)			(3,025,698)			(2,517,489)
Portion of long-term debt due within one year	0			0			0
Accounts Payable, Trade, Current	0			0			0
Accounts Payable, Related Parties, Current	(166,347)			(111,485)			(107,152)
Accounts Payable, Other, Current	0			0			0
Accrued Marketing Costs, Current	0			0			0
Other Liabilities, Current	(21,118)			0			0
Taxes Payable, Current	(41,501)			(7,677)			(7,675)
Total current liabilities	(2,671,304)			(3,144,860)			(2,632,316)
Long-term debt	0			0			0
Due to Affiliate, Noncurrent	(3,757,396)			(3,004,724)			(3,051,439)
Deferred Tax Liabilities, Net, Noncurrent	0			0			0
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	(27,796)			0			0
Other Liabilities, Noncurrent	0			0			0
Total long-term debt and other non-current liabilities	(3,785,192)			(3,004,724)			(3,051,439)
Redeemable noncontrolling interest	0			0			0
Sum of capital stock, additional capital and retained earnings	(57,582,203)			(15,591,929)			(14,321,332)
Stockholders' Equity Attributable to Noncontrolling Interest	0			0			0
Total equity	(57,582,203)			(15,591,929)			(14,321,332)
Total liabilities and equity	$ (64,038,699)			$ (21,741,513)			$ (20,005,087)